Events After the Reporting Period	12 Months Ended
Dec. 31, 2023
Events After the Reporting Period [Abstract]
Events after the reporting period

31. Events after the reporting period

On January 25, 2024, the Group entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain investors (the “Purchasers”). Pursuant to the Purchase Agreement, the Group agreed to issue and sell to the Purchasers an aggregate of 5,000,000 American Depositary Shares (“ADSs”), representing 5,000,000 Class A ordinary shares, at a purchase price of $1.00 per ADS, in a registered direct offering.